Revenue - Receivables, contract liabilities from contracts with customers (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Receivables, which are included in 'trade and other receivables'
Current portion	¥ 674,923	¥ 426,937	¥ 305,963
Non-current portion	14,635	17,612
Total receivables, which are included in 'trade and other receivables'	689,558	444,549	305,963
Contract liabilities
Current portion	(323,292)	(324,028)	(292,887)
Non-current portion	(35,145)	(40,954)	(46,754)
Total contract liabilities	¥ (358,437)	¥ (364,982)	¥ (339,641)	¥ (413,180)